Share capital - Options outstanding (Details) - Stock options	3 Months Ended
	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	12,850,917	12,850,917
Number of options exercisable	7,115,491	7,115,491
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	2 years 2 months 12 days
Number of options outstanding	2,045,455	2,045,455
Number of options exercisable	2,045,455	2,045,455
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	2 years 4 months 13 days
Number of options outstanding	229,545	229,545
Number of options exercisable	229,545	229,545
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	2 years 8 months 9 days
Number of options outstanding	608,513	608,513
Number of options exercisable	608,513	608,513
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	2 years 11 months 5 days
Number of options outstanding	12,500	12,500
Number of options exercisable	12,500	12,500
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	3 years 2 months 19 days
Number of options outstanding	12,500	12,500
Number of options exercisable	11,979	11,979
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	3 years 10 months 17 days
Number of options outstanding	344,576	344,576
Number of options exercisable	328,363	328,363
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	4 years 4 months 10 days
Number of options outstanding	50,000	50,000
Number of options exercisable	33,336	33,336
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 9.60
Weighted average contractual life	4 years 9 months 7 days
Number of options outstanding	182,494	182,494
Number of options exercisable	116,794	116,794
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 6.18
Weighted average contractual life	5 years 4 months 10 days
Number of options outstanding	175,000	175,000
Number of options exercisable	131,254	131,254
Exercise price $ 1.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.53
Weighted average contractual life	3 years 7 months 21 days
Number of options outstanding	120,000	120,000
Number of options exercisable	120,000	120,000
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 5.00
Weighted average contractual life	3 years 8 months 1 day
Number of options outstanding	352,834	352,834
Number of options exercisable	352,834	352,834
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.40
Weighted average contractual life	5 years 11 months 19 days
Number of options outstanding	1,228,182	1,228,182
Number of options exercisable	1,228,182	1,228,182
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	2 years 2 months 27 days
Number of options outstanding	700,000	700,000
Number of options exercisable	0	0
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	6 years 4 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	833,334	833,334
Exercise Price $2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	6 years 4 months 10 days
Number of options outstanding	144,318	144,318
Number of options exercisable	100,372	100,372
Exercise Price $1.80 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.80
Weighted average contractual life	6 years 6 months 18 days
Number of options outstanding	120,000	120,000
Number of options exercisable	50,000	50,000
Exercise Price $1.91 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Number of options outstanding	5,275,000	5,275,000
Number of options exercisable	913,030	913,030